Intangible Assets and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets and Contract Liabilities
Schedule of intangible assets

	Above	Above
	market time	market time
	charter	charter
	Tordis	Vigdis	Total
(U.S. Dollars in thousands)	Knutsen	Knutsen	intangibles
Intangibles, December 31, 2020	$305	$376	$681
Additions	—	—	—
Amortization for the year	(305)	(301)	(606)
Intangibles, December 31, 2021	$—	$75	$75
Additions	—	—	—
Amortization for the period	—	(75)	(75)
Intangibles, December 31, 2022	$—	$—	$—

Schedule of contract liabilities

	Balance of	Amortization for	Balance of	Amortization for	Balance of
	December 31,	the year ended	December 31,	the year ended	December 31,
(U.S. Dollars in thousands)	2020	December 31, 2021	2021	December 31, 2022	2022
Contract liabilities:
Unfavourable contract rights	$(3,686)	$1,517	$(2,169)	$1,518	$(651)
Total amortization income		$1,517		$1,518

Schedule of expected amortization of contract liabilities

(U.S. Dollars in thousands)
2023	$651
2024	—
2025	—
2026	—
2027 and thereafter	—
Total	$651